Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
NET REVENUES
Sales		$ 200,601	$ 116,265
Royalties		16,667	8,333
TOTAL NET REVENUE		217,268	124,598
COST OF SALES		65,723	113,024
GROSS PROFIT		151,545	11,574
OPERATING EXPENSES
General and administrative		449,483	811,916
Legal and accounting		458,801	344,903
Payroll expenses	[1]	1,875,488	1,611,376
Research and development	[2]	2,412,833	10,590,271
Sales and marketing	[3]	197,430	218,443
Total operating expenses		5,394,035	13,576,909
LOSS BEFORE OTHER INCOME		(5,242,490)	(13,565,335)
OTHER INCOME (EXPENSE)
Interest expense		(61,438)	(199,364)
Gain (loss) on extinguishment of debt		332,523	(82,000)
Change in fair value of warrants		$ 2,669,520	5,128,204
Change in fair value of embedded derivative liability			800,000
TOTAL OTHER INCOME (EXPENSE)		$ 2,940,605	5,646,840
NET LOSS		$ (2,301,885)	$ (7,918,495)
LOSS PER SHARE
BASIC		$ (0.47)	$ (2.22)
DILUTED		$ (0.47)	$ (2.22)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
BASIC		4,848,738	3,573,511
DILUTED		4,848,738	3,573,511

[1]	Includes share based compensation of $1,259,670 and $860,235 for the years ended December 31, 2015 and 2014
[2]	Includes share based compensation of $2,000,000 and $10,236,089 for the years ended December 31, 2015 and 2014
[3]	includes share based compensation of $88,937 and $0 for the years ended December 31, 2015 and 2014